FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-	FAIR VALUE MEASUREMENTS

FASB issued Accounting Standards Codification ("ASC") No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), which defines fair value and establishes a framework for measuring fair value. According to ASC No. 820, fair value is an exit price, representing the amount that would be received for selling an asset or paid for the transfer of a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2:	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3:	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company measures the contingent payment obligations payable, if any, in connection with its acquisitions of businesses or entities ("Contingent Considerations"), foreign currency derivative contracts and other derivative instruments at fair value. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Contingent Considerations related to acquisitions and liabilities presented at fair value are classified within Level 3 as the valuation inputs are based on significant inputs not observable in the market. See also note 4 below.

There have been no transfers between fair value measurements levels during the six months ended June 30, 2016.

The below table sets forth the Company's assets and liabilities that were measured at fair value as of June 30, 2016 and December 31, 2015 by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	June 30, 2016 (unaudited)
	Level 1	Level 2	Level 3	Total
Assets:

Foreign exchange contracts	$-	$14	$-	$14

Total assets	$-	$14	$-	$14

Liabilities:

Contingent Consideration related to acquisitions	$-	$-	$267	$267
Liabilities presented at fair value	-	-	633	633

Total liabilities	$-	$-	$900	$900

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Liabilities:

Contingent Consideration related to acquisitions	$-	$-	$2,458	$2,458
Foreign exchange contracts	-	62	-	62
Liability presented at fair value	-	-	719	719

Total liabilities	$-	$62	$3,177	$3,239

The following table set forth the change of fair value measurements that are categorized within Level 3:

Total fair value as of January 1, 2016	$3,177

Settlements	(2,214)
Changes in fair value recognized in expenses	(86)
Accretion of payment obligation	23

Total fair value as of June 30, 2016 (unaudited)	$900